Summary of Aggregate Carrying Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Assets acquired:
Investments in real estate	$ 12,281	$ 15,397
Intangible asset	969	353
Liabilities assumed:
Mortgage indebtedness		(10,238)
Carrying amount of net assets acquired	$ 13,250	$ 5,512